Group Companies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Asset Management [member] | Aegon Industrial Fund Management Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of associate	Aegon Industrial Fund Management Co., Ltd
Country of incorporation of associate	China
Proportion of ownership interest in associate	49.00%
Aegon Asset Management Holding B.V. [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Asset Management Holding B.V
Country of incorporation or residence of subsidiary	The Netherlands
Aegon USA Investment Management, LLC [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon USA Investment Management, LLC
Country of incorporation or residence of subsidiary	United States
Aegon USA Realty Advisors, LLC [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon USA Realty Advisors, LLC
Country of incorporation or residence of subsidiary	United States
Aegon Investment Management B. V [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investment Management B.V
Country of incorporation or residence of subsidiary	The Netherlands
Aegon Asset Management UK plc [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Asset Management UK plc
Country of incorporation or residence of subsidiary	United Kingdom
Americas [member] | Transamerica Casualty Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Casualty Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Corporation [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Corporation, Wilmington
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Financial Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Financial Life Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Life Insurance Company
Country of incorporation or residence of subsidiary	United States
The Netherlands [member] | Aegon Bank N.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Bank N.V
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Hypotheken B.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Hypotheken B.V
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Levensverzekering N.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Levensverzekering N.V
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Schadeverzekering N.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Schadeverzekering N.V
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Spaarkas N.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Spaarkas N.V
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | TKP Pensioen B.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	TKP Pensioen B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Nedasco B.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Nedasco B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Cappital B.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Cappital B.V
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Robidus Groep B.V. [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Robidus Groep B.V
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | AMVEST Vastgoed [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	AMVEST Vastgoed
Proportion of ownership interest in joint venture	50.00%
The Netherlands [member] | AMVEST Living And Care Fund [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	AMVEST Living & Care Fund
Proportion of ownership interest in joint venture	50.00%
The Netherlands [member] | AMVEST Development Fund [member] | Disposal Group [Member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	AMVEST Development Fund
Proportion of ownership interest in joint venture	50.00%
United Kingdom [member] | Aegon Investment Solutions Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investment Solutions Ltd
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Scottish Equitable plc [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Scottish Equitable plc
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Cofunds Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Cofunds Limited
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Aegon Investments Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investments Ltd
Country of incorporation or residence of subsidiary	United Kingdom
International [member] | Aegon Towarzystwo Ubezpieczenna Zycie Spolka Akcyjna [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Towarzystwo Ubezpieczeń na Życie Spółka Akcyjna
Country of incorporation or residence of subsidiary	Poland
International [member] | Aegon Powszechne Towarzystwo Emerytaine Spolka Akcyjna [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Powszechne Towarzystwo Emerytaine Spólka Akcyjna
Country of incorporation or residence of subsidiary	Poland
International [member] | Aegon Pensii Societatede Administrarea Fondurilorde Pensii Private A.S. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Pensii Societate de Administrare a Fondurilor de Pensii Private S.A
Country of incorporation or residence of subsidiary	Romania
International [member] | Aegon Espana S.A.U [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon España S.A.U. de Seguros y Reaseguros
Country of incorporation or residence of subsidiary	Spain
International [member] | Transamerica Life (Bermuda) Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Life (Bermuda) Ltd
Country of incorporation or residence of subsidiary	Bermuda
International [member] | Santander Vida Segurosy Reaseguros S. A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Santander Vida Seguros y Reaseguros, S.A.
Country of incorporation of joint venture	Spain
Proportion of ownership interest in joint venture	51.00%
International [member] | Aegon Santander Portugal Vida Companhia de Seguros de Vida SA Lisbon [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A
Country of incorporation of joint venture	Portugal
Proportion of ownership interest in joint venture	51.00%
International [member] | Aegon Santander Portugal Nao Vida Companhiade Seguros S. A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Santander Portugal Não Vida – Companhia de Seguros S.A
Country of incorporation of joint venture	Portugal
Proportion of ownership interest in joint venture	51.00%
International [member] | Aegon Santander Generales Seguros y Reaseguros, S.A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Santander Generales Seguros y Reaseguros, S.A.
Country of incorporation of joint venture	Spain
Proportion of ownership interest in joint venture	51.00%
International [member] | Aegon THTF Life Insurance Company Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon THTF Life Insurance Co., Ltd
Country of incorporation of joint venture	China
Proportion of ownership interest in joint venture	50.00%
International [member] | Mongeral Aegon, Seguros e Previdencia S.A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Mongeral Aegon, Seguros e Previdencia S.A
Country of incorporation of joint venture	Brazil
Proportion of ownership interest in joint venture	54.90%
International [member] | Sicoob Seguradode De Vidae Previdencia SA [Member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Sicoob Seguradode de Vida e Previdência S.A
Country of incorporation of joint venture	Brazil
Proportion of ownership interest in joint venture	28.00%